Intangible assets and goodwill	6 Months Ended
Jun. 30, 2025
Intangible Assets Including Goodwill [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Changes in the net book value of intangible assets for the six months ended June 30, 2025 and 2024 are as follows (in thousands):

	June 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470
Acquisition	—	—	—	—	—	—	—
Amortization	—	(2)	(1,149)	(361)	—	(55)	(1,567)
Translation differences	1,885	1	693	733	—	42	3,354
Ending balance	$397,689	$35,008	$5,741	$6,444	$—	$375	$445,257

	June 30, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2024	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	12	—	—	—	—	12
Amortization	—	(1)	(1,134)	(357)	—	(58)	(1,550)
Translation differences	(468)	(11)	122	(188)	—	3	(542)
Ending balance	$396,236	$35,000	$7,873	$6,617	$—	$469	$446,195